Fair Value Measurement - Foreclosed Assets that were Re-measured and Reported at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Beginning balance	$ 1,674	$ 1,548	$ 2,267
Carrying value of foreclosed assets prior to acquisition	1,816	1,535	2,634
Proceeds from sale of foreclosed assets	(1,118)	(908)	(2,738)
Charge-offs recognized in the allowance for loan loss	(237)	(361)	(349)
Gains (losses) on REO included in non-interest expense	(208)	(140)	(266)
Fair value	$ 1,927	$ 1,674	$ 1,548